INCOME TAXES (Details Narrative) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022	Jun. 30, 2023 CNY (¥)
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards, net	$ 24.1		¥ 166.7
Corporate tax, rate	25.00%	25.00%
High Technology Enterprise [Member]
Operating Loss Carryforwards [Line Items]
Corporate tax, rate	15.00%
Biznest [Member]
Operating Loss Carryforwards [Line Items]
Corporate tax, rate	12.50%
HONG KONG
Operating Loss Carryforwards [Line Items]
Tax profits	16.50%